PSF NATURAL RESOURCES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 99.2%
Common Stocks
Agricultural Products — 1.0%
Darling Ingredients, Inc.*	65,285	$5,247,608
Aluminum — 1.7%
Norsk Hydro ASA (Norway)	964,480	9,387,312
Automobile Manufacturers — 1.0%
Ford Motor Co.	319,905	5,409,594
Construction & Engineering — 1.1%
Quanta Services, Inc.	46,185	6,078,408
Copper — 2.9%
Freeport-McMoRan, Inc.	311,010	15,469,637
Diversified Metals & Mining — 6.5%
BHP Group Ltd. (Australia)	139,128	5,327,315
Glencore PLC (Australia)*	1,943,925	12,701,165
MP Materials Corp.*(a)	202,145	11,590,994
Rio Tinto PLC (Australia)	68,216	5,419,077
		35,038,551
Electrical Components & Equipment — 4.2%
Eaton Corp. PLC	13,495	2,048,001
Generac Holdings, Inc.*	30,280	9,001,033
Plug Power, Inc.*(a)	253,805	7,261,361
Sunrun, Inc.*(a)	139,065	4,223,404
		22,533,799
Electronic Components — 0.6%
Samsung SDI Co. Ltd. (South Korea)	6,335	3,081,384
Fertilizers & Agricultural Chemicals — 0.5%
Sociedad Quimica y Minera de Chile SA (Chile), ADR	33,655	2,880,868
Gold — 3.7%
Barrick Gold Corp. (Canada)	271,335	6,655,848
Newmont Corp.	92,575	7,355,084
Wheaton Precious Metals Corp. (Brazil)	131,292	6,243,498
		20,254,430
Industrial Gases — 4.1%
Air Liquide SA (France)	30,107	5,265,443
Air Products & Chemicals, Inc.	19,135	4,782,028
Linde PLC (United Kingdom)	38,795	12,392,287
		22,439,758
Industrial Machinery — 1.3%
Chart Industries, Inc.*(a)	40,970	7,037,417
Integrated Oil & Gas — 22.4%
BP PLC (United Kingdom), ADR(a)	310,830	9,138,402
Chevron Corp.	199,130	32,424,338
Equinor ASA (Norway)	475,095	17,676,067
Exxon Mobil Corp.	384,665	31,769,482
Shell PLC (Netherlands)	841,800	23,127,542
TotalEnergies SE (France), ADR(a)	133,865	6,765,537
		120,901,368
Oil & Gas Equipment & Services — 5.6%
Baker Hughes Co.	403,490	14,691,071
	Shares	Value
Common Stocks (continued)
Oil & Gas Equipment & Services (cont’d.)
Schlumberger NV	372,900	$15,404,499
		30,095,570
Oil & Gas Exploration & Production — 19.1%
ConocoPhillips	283,881	28,388,100
Coterra Energy, Inc.	267,277	7,208,461
Devon Energy Corp.	236,100	13,960,593
Diamondback Energy, Inc.	80,910	11,091,143
EOG Resources, Inc.	107,020	12,759,994
Hess Corp.	98,165	10,507,582
Marathon Oil Corp.	231,650	5,816,731
Pioneer Natural Resources Co.	54,458	13,616,134
		103,348,738
Oil & Gas Refining & Marketing — 6.6%
Marathon Petroleum Corp.	164,445	14,060,048
Valero Energy Corp.	212,882	21,616,038
		35,676,086
Oil & Gas Storage & Transportation — 6.5%
Cheniere Energy, Inc.	74,050	10,267,032
Kinder Morgan, Inc.	451,660	8,540,891
ONEOK, Inc.	76,285	5,388,010
Williams Cos., Inc. (The)	327,040	10,926,406
		35,122,339
Precious Metals & Minerals — 0.0%
Sedibelo Platinum Mines Ltd. (South Africa) Private Placement (original cost $1,102,975; purchased 11/27/07)*^(f)	129,100	23,743
Renewable Electricity — 0.8%
Sunnova Energy International, Inc.*(a)	188,700	4,351,422
Semiconductor Equipment — 3.1%
Enphase Energy, Inc.*(a)	44,650	9,009,477
SolarEdge Technologies, Inc.*	23,675	7,632,110
		16,641,587
Semiconductors — 2.5%
Analog Devices, Inc.	26,350	4,352,493
NXP Semiconductors NV (China)	21,710	4,018,087
ON Semiconductor Corp.*	79,475	4,975,930
		13,346,510
Specialty Chemicals — 4.0%
Albemarle Corp.	43,815	9,689,687
Livent Corp.*(a)	201,840	5,261,969
Shin-Etsu Chemical Co. Ltd. (Japan)	27,800	4,240,344
SK IE Technology Co. Ltd. (South Korea), 144A*	23,435	2,410,097
		21,602,097

Total Long-Term Investments (cost $323,359,394)		535,968,226
A1

PSF NATURAL RESOURCES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Short-Term Investments — 10.5%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	3,121,680	$3,121,680
PGIM Institutional Money Market Fund (cost $53,303,570; includes $53,294,105 of cash collateral for securities on loan)(b)(wa)	53,371,630	53,323,595

Total Short-Term Investments (cost $56,425,250)		56,445,275

TOTAL INVESTMENTS—109.7% (cost $379,784,644)		592,413,501

Liabilities in excess of other assets — (9.7)%		(52,335,596)

Net Assets — 100.0%		$540,077,905

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $23,743 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $52,199,813; cash collateral of $53,294,105 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the original cost of such security is $1,102,975. The value of $23,743 is 0.0% of net assets.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2